NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk Concentrations description	In 2019, 98% of the Company’s revenues were received through advertisements, which 95% of the advertisement revenue was received through a related party. The remaining 2% of the remaining total revenues were from third parties for the displaying of click based and impressions ads located on the company’s websites
Number of anti-dilutive shares excluded	20,400,000	20,400,000
Depreciation expense	$ 25,331	$ 31,668
CRWE Real Estate Inc. [Member] | 2016 [Member]
Gain on sale of subsidiaries	5,967
Aggregate consideration	$ 100
Click Based And Impressions Ads [Member]
Percentage of revenues received	36.00%
Managed Information Technology Services [Member]
Percentage of revenues received	64.00%